PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net
Property and equipment, net consist of the following:

	As of September 30 ,
	2018	2019
Cost:	1,797,164	1,914,041
Buildings	40,167	40,167
Leasehold improvements	1,222,639	1,308,310
Furniture, fixtures and equipment used in apartments	512,597	542,855
Vehicle	1,710	1,710
Office furniture, fixtures and equipment	20,051	20,999
Less: Accumulated depreciation	(378,488)	(551,154)
Less: Impairment	(174,708)	(208,328)

	As of September 30 ,
	2018	2019
Construction in progress	76,854	30,752

Property and equipment, net	1,320,822	1,185,311